Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Detail)		Dec. 31, 2016	Dec. 31, 2015
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		19.00%	19.00%
Guangzhou Yuechuan [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[1]	10.13%	19.13%
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]	9.30%	10.13%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[2]	12.74%	13.27%
Cost method investments:
Cost method investments, Percentage of ownership of common share		13.27%	16.58%
Shenzhen Kushiduo [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2],[3]	10.00%	12.50%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		16.80%	21.00%
Guangzhou Wucai [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[4]		10.00%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.90%	19.90%
Tianjin Kunzhiyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]		19.99%
Suzhou Heidisi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[3],[4]		19.90%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2],[3],[5]	14.25%	15.00%
Nanjing Qianyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1],[3]		20.00%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[3]	2.05%	2.24%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[3],[5]	9.69%	1.13%
Shenzhen Xunlei [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[5]	43.16%
Shanghai Lexiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	15.00%
Hangzhou Feixiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	20.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2],[5]	8.13%
Beijing Yunhui [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	7.50%
Arashi Vision [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	11.46%
Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	4.47%
Shenzhen RenJian RenAi Networking Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share

[1]	In January 2016, the Group disposed of 9% interest in Guangzhou Yuechuan with a carrying value of USD 701 thousand at a consideration of approximately USD 1.3 million. As a result of the disposal, the Group’s interest in Guangzhou Yuechuan decreased from 19.13% to 10.13% and transferred this investment from equity method to cost method as the Group no longer has significant influence over this investee. At the same time, Guangzhou Yuechuan also issued certain new shares to a third party and the Group’s interest in Guangzhou Yuechuan diluted from 10.13% to 9.3% with a dilution gain of USD 69 thousand arising from the deemed disposal. In addition, the Group also disposed of its entire interest in Nanjing Qianyi with a carrying value of USD2.16 million and RenJianRenAi with a carrying value of USD58 thousand (after an impairment of USD230 thousand made during 2016 against its carrying value). These disposals resulted in a disposal gain of USD 626 thousand recognized in the other income, net (note 25).
[2]	In May 2014, the Group obtained the right to appoint a director to Chengdu Diting and thus had one out of five seats on the board of directors of this investee. Given the existence of significant influence, the Group started to apply equity method in May 2014 although the Group's ownership interest in Chengdu Diting decreased from 19.9% to 16.58% because Chengdu Diting issued new shares to a third party for a total consideration of RMB 10 million (USD 1,627 thousand). In April of 2015, the new investor of Chengdu Diting injected capital of RMB 39.07 million (USD 6.39 million). As a result of the transaction, the Group 's ownership interest in Chengdu Diting was diluted from 16.58% to 13.27%. So the recognition of Chengdu Diting's ownership for the Group transferred from equity method to cost method. The Group recorded a dilution gain of RMB 4.38 million (USD 702 thousand) arising from the sale of shares by the investee to third parties at a price in excess of the per share carrying value of the shares owned by the Group in 2015.
[3]	In 2015, the Group made equity investments in five more unrelated privately-held companies. The shares held by the Group are not in-substance common stock and therefore the Group accounted for these investments according to ASC 320 as equity activities using the cost method. In August 2015, the Group increased investment of USD 39 thousand to purchase 25 thousand shares of Shenzhen Kushiduo. As a result, the Group's ownership interest in Shenzhen Kushiduo increased from 10% to 12.5%.
[4]	In September of 2015, Tianjin Kunzhiyi suffered from financial difficulties and lost most of its core R&D staff. As a result, new games couldn't be promoted as committed in investment agreement with the Group. The Group recognized impairment of RMB 5 million (USD 802 thousand) for its interest in Tianjin Kunzhiyi as considered necessary. In 2016, in addition to impairment of RenJian RenAi (note 11 (iii)), the Group also recognized impairment against its investments in Guangzhou Wucai, Suzhou Heidisi, and Shanghai Guozhi of USD 301 thousand, USD 597 thousand and USD 526 thousand, respectively after considering the latest operation status and financial and liquidity position.
[5]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442 thousand for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In 2016, the Group also made equity investments in seven unrelated privately-held companies for aggregate consideration of USD 28,242 thousand. The shares held by the Group are not in-substance common stock and therefore the Group accounted for these investments according to ASC 320 as equity activities using the cost method. In addition, the Group increased its investment in Cloudtropy from 1.13% to 9.69% equity interest at a consideration of USD 3,780 thousand. The Group also participated in a new round of financing of Xiamen Diensi to the extent of USD 700 thousand while the Group’s equity interest in Xiamen Diensi diluted from 15% to 14.25% by other investors.